                               THE MAINSTAY FUNDS
                    SUPPLEMENT DATED DECEMBER 8, 1998 TO THE
                          PROSPECTUS DATED MAY 1, 1998

A. In pursuing their investment objectives, certain Funds may invest in securities of issuers organized outside the United States. These foreign securities may be denominated in U.S. or foreign currencies and may be traded in U.S. or foreign securities markets.

         Under normal circumstances: the Capital Appreciation and Total Return Funds may each invest up to 5% and the Convertible Fund may invest up to 10% of its total assets in foreign securities. Each of the Strategic Value, High Yield Corporate Bond and Strategic Income Funds may, and each of the International Equity and International Bond Funds will, invest more than 20% of its total assets in foreign securities. The Equity Index Fund will invest in foreign securities in the same proportion as the S&P 500 Index. The Money Market Fund may invest up to 50% of its assets in dollar-denominated foreign securities, as described in the prospectus. The Value, Government, California Tax Free, New York Tax Free and Tax Free Bond Funds do not invest in foreign securities.

         The risks of investing in foreign securities are discussed under "Description of Investments and Investment Practices--Foreign Securities."

B. On pages 7 and 10, respectively, "Sales Charges and Operating Expenses" and "Examples," found under "If You Invest $1,000, You Might Pay " for Equity Index and Strategic Income Funds, respectively, are deleted and replaced with the following:

SHAREHOLDER TRANSACTION EXPENSES                EQUITY INDEX FUND     STRATEGIC INCOME FUND
                                                      CLASS A          CLASS A     CLASS B
Maximum Sales Charge Imposed on Purchase
of Shares (as a percentage of offering price)          3.00%           4.50%       None
Deferred Sales Charge
(as a percentage of redemption proceeds)(1)            None            None        5.00%

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)
Management Fees                                        0.50%           0.60%       0.60%
12b-1 Fees                                             0.25%           0.25%       1.00%
Other Expenses                                         0.24%           0.64%       0.64%
                                                       -----           -----       -----
Total Fund Operating Expenses                          0.99%           1.49%       2.24%
                                                       =====           =====       =====

 EQUITY INDEX FUND
 Expenses after 1 year                   $40       $30 up-front sales charge
 Expenses after 3 years                  $61       $27 management fees
 Expenses after 5 years                  $83       $13 12b-1 fees
 Expenses after 10 years                 $148      $13 other expenses
                                                   ------------------
                                                   $83 total sales charges and expenses

[GRAPH]

 STRATEGIC INCOME FUND - CLASS A
 Expenses after 1 year                   $59       $45 up-front sales charge
 Expenses after 3 years                  $90       $31 management fees
 Expenses after 5 years                  $123      $13 12b-1 fees
 Expenses after 10 years                 $215      $34 other expenses
                                                   ------------------
                                                   $123 total sales charges and expenses

[GRAPH]


-------
1 Generally, Class A shares of the Funds are not subject to a contingent deferred sales charge upon redemption. However, because front-end sales charges are waived on investments in Class A shares of $1 million or more, a contingent deferred sales charge of 1.00% will be imposed on redemptions of such investments effected within one year of the date of purchase. With respect to Class B shares, the amount of the contingent deferred sales charge will depend on the number of years since the shareholder purchased the shares being redeemed. See "Alternative Sales Arrangements--Deferred Sales Charge Class B Shares--Contingent Deferred Sales Charge, Class B."

STRATEGIC INCOME FUND - CLASS B               STRATEGIC INCOME FUND - CLASS B
ASSUMING NO REDEMPTION                        ASSUMING REDEMPTION AT THE END OF EACH PERIOD
Expenses after 1 year              $23        Expenses after 1 year        $73
Expenses after 3 years             $70        Expenses after 3 years       $100
Expenses after 5 years             $120       Expenses after 5 years       $140
Expenses after 10 years            $238       Expenses after 10 years      $238


$20 up-front sales charge
$32 management fees
$54 12b-1 fees
$34 other expenses
------------------
$140 total sales charges and expenses


[GRAPH]


C. Shigemi Takagi is no longer with MacKay-Shields Financial Corporation, the investment sub-adviser MainStay International Equity Fund (the "Fund"). Joseph Portera currently is portfolio manager of Fund. Mr. Portera's biography appears on page 49 of the prospectus. Mr. Takagi's biography, which appears on page 42, is hereby deleted.

D. Page 58 of the prospectus is revised to reflect that the reinvestment privilege has been changed to a 90-day period from a 30-day period.

E. The section titled "Alternative Sales Arrangements" is revised as follows:

1. Under "Initial Sales Charge Alternative Class A Shares" on page 82 the last sentence of the fifth paragraph is deleted and replaced with the following:

         The dealer will receive a commission of 1.00% on the portion of a sale from $1,000,000 to $2,999,999, 0.50% of any portion from $3,000,000 to
         $4,999,999 and 0.40% on any portion of $5,000,000 or more. Effective January 1, 1999, commissions will be calculated on an annual basis. Such commission will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer concession.

2. The first sentence of the first paragraph under "Purchases at NAV" on page 82 is deleted and replaced with the following:

         A Fund's Class A shares may be purchased at NAV, without payment of any sales charge, by its Trustees; New York Life and its subsidiaries and their employees, officers, directors or agents (and immediate family members); employees and clients (and immediate family members) of John
         A. Levin & Co. ("Levin") and Dalton, Greiner, Hartman, Maher & Co. ("DGHM"); employees (and immediate family members) of Gabelli Asset Management Company; and investors who are recommended by Levin and DGHM to invest in the MainStay Funds managed by Levin and DGHM, respectively.

3. On page 83, the third paragraph under "Purchases at NAV" is deleted and replaced with the following:

         Class A shares of the Funds also may be purchased at net asset value, without payment of any sales charge, through broker-dealers, investment advisers and other financial institutions that have entered into a supplemental agreement with the Distributor that (i) includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or similar program under which clients pay a fee to the broker-dealer, investment adviser or other financial institution or (ii) provides for certain employee benefit plans to be made available to their clients.

4. Under "Deferred Sales Charge Class B Shares--Contingent Deferred Sales Charge, Class B" on page 84 the last sentence of the second paragraph is deleted and replaced with the following:

         Solely for purposes of determining the number of years from the time of payment for the purchase of shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

F. On page 86, the last sentence of the last paragraph under "Redemptions and Exchanges--Exchange Privileges," is deleted and replaced with the following:

         The Exchange Privilege may be amended or terminated at any time upon prior notice.

                               THE MAINSTAY FUNDS
                    SUPPLEMENT DATED DECEMBER 8, 1998 TO THE
                          PROSPECTUS DATED JUNE 1, 1998

A. In pursuing their investment objectives, certain Funds may invest in securities of issuers organized outside the United States. These foreign securities may be denominated in U.S. or foreign currencies and may be traded in U.S. or foreign securities markets.

         Under normal circumstances: the Small Cap Growth and Small Cap Value Funds may invest up to 5%, the Equity Income and Growth Opportunities Funds may invest up to 10%, the Blue Chip Growth and Research Value Funds may invest less than 20% and the Global High Yield Fund may invest more than 20% of their total assets in foreign securities.

         The risks of investing in foreign securities are discussed under "Description of Investments and Investment Practices--Foreign Securities."

B. Page 17 of the prospectus is revised to add the following information under the section titled "Fund Diversification":

         Global High Yield Fund is "nondiversified" for the purposes of the 1940 Act, meaning that it may invest a greater percentage of its assets in the securities of one issuer than a diversified fund. As a "nondiversified" fund, Global High Yield Fund may be more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund might be. However, the Global High Yield Fund intends to qualify as a "regulated investment company" under provisions of the Internal Revenue Code of 1986, as amended (the "Code"), and therefore will be subject to diversification limits requiring that, as of the close of each fiscal quarter:

         * no more than 25% of its total assets may be invested in the securities of a single issuer (except for U.S. government securities); and

         * with respect to 50% of its total assets, no more than 5% of such assets may be invested in the securities of a single issuer (except for U.S. government securities) or invested in more than 10% of the outstanding voting securities of a single issuer.

C. Page 20 of the prospectus is revised to reflect that the reinvestment privilege has been changed to a 90-day period from a 30-day period.

D. On page 27 under "Who Manages Your Money?" the last two sentences of the description of Gabelli Asset Management Company ("GAMCO") are deleted and replaced with the following:

         GAMCO was formed in 1978 and, as of December 31, 1997, acts as investment adviser to institutional and individual investors with aggregate assets of approximately $6 billion. GAMCO is a wholly owned subsidiary of Gabelli Funds, Inc.

E.       Page 28 of the prospectus is revised as follows:

1. The following language: "In addition, information with regard to dispersion (standard deviation) of account performance is not provided for such periods" is inserted after the sixth sentence which reads:
         "For the periods prior to January 1, 1993, performance data for the John A. Levin & Co. Large Cap Value Composite was not calculated in compliance with AIMR standards because size-weighted composite returns were calculated using end-of-period market values."

2. Under GABELLI FUNDS, INC. AND GAMCO - PRIOR PERFORMANCE the first sentence is deleted and replaced with the following:

         Set forth below is the performance record for another mutual fund which is managed by Gabelli Funds, Inc., the parent of GAMCO, which has investment objectives and policies that are substantially similar, though not identical to, those of the Blue Chip Growth Fund.

3.       Footnote 2 is deleted and replaced with the following footnote:

         With respect to the John A. Levin & Co. Large Cap Value Composite, for the period through June 30, 1996, performance is that of the company's predecessor. For the period from inception through 1989, the results shown reflect the deduction of a 1% investment management fee payable quarterly at the rate of .25% of ending market value. This is the maximum investment management fee charged by John A. Levin & Co. Individual account fees may have varied. For the periods from January 1, 1990, through December 31, 1997, returns reflect the deduction of the actual dollar-weighted fee rate paid by all accounts in the composite. The dollar-weighted fee rate has been calculated by dividing the quarterly investment management fees paid by the accounts in the composite by the total composite asset value. This dollar-weighted fee rate includes the performance fees paid by certain accounts; inclusion of the performance-based fees does not materially affect the dollar-weighted fee rate. Annual net returns, the number of portfolios included in the composite, composite assets (in millions), and percentage of firm assets included in the composite were as follows at year-ends 1982-1997: 1982: 4.2%, 6, $3, 13%; 1983: 32.7%, 10, $16, 15%;
         1984: 15.0%, 13, $10, 20%; 1985: 35.6%, 18, $43, 44%; 1986: 14.8%, 27,
         $182, 47.1%; 1987: 12.8%, 27, $245, 56.7%; 1988: 22.5%, 38, $397,
         44.2%; 1989: 29.7%, 60, $823, 52.4%; 1990: (3.08)%, 81, $960, 57.5%;
         1991: 24.9%, 97, $1,289, 55.5%; 1992: 14.1%, 121, $1,531, 55.1%; 1993:
         13.6%, 149, $2,373, 74.2%; 1994: 0.9%, 201, $2,889, 72.1%; 1995: 32.6%,
         238, $3,714, 68.9%; 1996: 21.0%, 333, $5,110, 78.8%; 1997: 23.0%, 369,
         $5,723, 72%. For the years 1990-1997, the actual dollar weighted fee rates used to calculate the composite were as follows: 1990: 0.66%; 1991: 0.65%; 1992: 0.68%; 1993: 0.68%; 1994: 0.68%; 1995: 0.60%; 1996:
         0.48%; 1997: 0.48%. For the years 1993-1997, the standard deviation of composite accounts were as follows: 1993: 2.57; 1994: 2.07; 1995: 2.65;
         1996: 2.53; 1997: 3.46. A complete list of composites is available upon request.

F. The section titled "Alternative Sales Arrangements" is revised as follows:

1. Under "Initial Sales Charge Alternative Class A Shares" on page 40 the last sentence of the fourth paragraph is deleted and replaced with the following:

         The dealer will receive a commission of 1.00% on the portion of a sale from $1,000,000 to $2,999,999, 0.50% of any portion from $3,000,000 to
         $4,999,999 and 0.40% on any portion of $5,000,000 or more. Effective January 1, 1999, commissions will be calculated on an annual basis. Such commission will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer concession.

2. The first sentence of the first paragraph under "Purchases at NAV" on page 40 is deleted and replaced with the following:

         A Fund's Class A shares may be purchased at NAV, without payment of any sales charge, by its Trustees; New York Life and its subsidiaries and their employees, officers, directors or agents (and immediate family members); employees and clients (and immediate family members) of John
         A. Levin & Co. and DGHM; employees (and immediate family members) of GAMCO; and investors who are recommended to invest in the Research Value and Small Cap Value Funds by John A. Levin & Co. and DGHM, respectively.

3. The third paragraph under "Purchases at NAV" on page 40 is deleted and replaced with the following:

         Class A shares of the Funds also may be purchased at net asset value, without payment of any sales charge, through broker-dealers, investment advisers and other financial institutions that have entered into a supplemental agreement with the Distributor that (i) includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or similar program under which clients pay a fee to the broker-dealer, investment adviser or other financial institution or (ii) provides for certain employee benefit plans to be made available to their clients.

4. Under "Deferred Sales Charge Class B Shares--Contingent Deferred Sales Charge, Class B" on page 41 the last sentence of the second paragraph is deleted and replaced with the following:

         Solely for purposes of determining the number of years from the time of payment for the purchase of shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

G. On page 43, the last sentence of the last paragraph under "Redemptions and Exchanges--Exchange Privileges," is deleted and replaced with the following:

         The Exchange Privilege may be amended or terminated at any time upon prior notice.

                               THE MAINSTAY FUNDS

                              SMALL CAP GROWTH FUND
                              SMALL CAP VALUE FUND
                              BLUE CHIP GROWTH FUND
                            CAPITAL APPRECIATION FUND
                                EQUITY INDEX FUND
                            INTERNATIONAL EQUITY FUND
                                CONVERTIBLE FUND
                               EQUITY INCOME FUND
                            GROWTH OPPORTUNITIES FUND
                               RESEARCH VALUE FUND
                              STRATEGIC VALUE FUND
                                TOTAL RETURN FUND
                                   VALUE FUND
                         HIGH YIELD CORPORATE BOND FUND
                                MONEY MARKET FUND
                    SUPPLEMENT DATED DECEMBER 8, 1998 TO THE
                       PROSPECTUS DATED SEPTEMBER 1, 1998

A. In pursuing their investment objectives, certain Funds may invest in securities of issuers organized outside the United States. These foreign securities may be denominated in U.S. or foreign currencies and may be traded in U.S. or foreign securities markets.

         Under normal circumstances: the Small Cap Growth, Small Cap Value, Capital Appreciation and Total Return Funds may invest up to 5%, the Convertible, Growth Opportunities and Equity Income Funds may invest up to 10% and the Blue Chip Growth and Research Value Funds may invest less than 20% of their total assets in foreign securities. The Value Fund does not invest in foreign securities. Each of the Strategic Value and High Yield Corporate Bond Funds may, and the International Equity Fund will, invest more than 20% of its total assets in foreign securities. The Equity Index Fund will invest in U.S. traded foreign securities in the same proportion as the S&P 500 Index. The Money Market Fund may invest up to 50% of its assets in dollar-denominated foreign securities as described in the prospectus.

         The risks of investing in foreign securities are discussed under "Description of Investments and Investment Practices--Foreign Securities."

B. Page 52 of the prospectus is revised to reflect that the reinvestment privilege has been changed to a 90-day period from a 30-day period.

C. On page 79 under "Alternative Sales Arrangements--Initial Sales Charge Alternative Class A Shares" the last sentence of the fifth paragraph is deleted and replaced with the following:

         The dealer will receive a commission of 1.00% on the portion of a sale from $1,000,000 to $2,999,999, 0.50% of any portion from $3,000,000 to
         $4,999,999 and 0.40% on any portion of $5,000,000 or more. Effective January 1, 1999, commissions will be calculated on an annual basis. Such commission will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer concession.

                               THE MAINSTAY FUNDS

                             GLOBAL HIGH YIELD FUND
                                 GOVERNMENT FUND
                         HIGH YIELD CORPORATE BOND FUND
                             INTERNATIONAL BOND FUND
                                MONEY MARKET FUND
                              STRATEGIC INCOME FUND
                            CALIFORNIA TAX FREE FUND
                             NEW YORK TAX FREE FUND
                               TAX FREE BOND FUND
                    SUPPLEMENT DATED DECEMBER 8, 1998 TO THE
                       PROSPECTUS DATED SEPTEMBER 1, 1998



A. In pursuing their investment objectives, certain Funds invest in securities of issuers organized outside the United States. These foreign securities may be denominated in U.S. or foreign currencies and may be traded in U.S. or foreign securities markets.

         Under normal circumstances: the Global High Yield, High Yield Corporate Bond and Strategic Income Funds may, and the International Bond Fund will, invest more than 20% of their total assets in foreign securities. The Money Market Fund may invest up to 50% of its assets in dollar-denominated foreign securities, as described in the prospectus. The Government, California Tax Free, New York Tax Free and Tax Free Bond Funds do not invest in foreign securities.

         The risks of investing in foreign securities are discussed under "Description of Investments and Investment Practices--Foreign Securities."

B. Page 40 of the prospectus is revised to reflect that the reinvestment privilege has been changed to a 90-day period from a 30-day period.

C. On page 61 under "Alternative Sales Arrangements -- Initial Sales Charge Alternative Class A Shares" the last sentence of the fifth paragraph is deleted and replaced with the following:

         The dealer will receive a commission of 1.00% on the portion of a sale from $1,000,000 to $2,999,999, 0.50% of any portion from $3,000,000 to
         $4,999,999 and 0.40% on any portion of $5,000,000 or more. Effective January 1, 1999, commissions will be calculated on an annual basis. Such commission will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer concession.